Customer and Supplier Concentration (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Customer and Supplier Concentration (Details) [Line Items]
Description of the risk factors	Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.
Customer [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentration (Details) [Line Items]
Concentration Risk, Description	For the years ended March 31, 2021, 2020 and 2019, no individual customer accounted for more than 10% of the Company’s total revenues. For the years ended March 31, 2021 and 2020, the Company purchased a substantial portion of raw materials from one third-party supplier (16.84% of total raw materials purchase for the year ended March 31, 2021 and 16.67% of total raw materials purchases for the year ended March 31, 2020).
Third-party supplier 1 [Member] | Revenue Benchmark [Member] | Purchased [Member]
Customer and Supplier Concentration (Details) [Line Items]
Concentration risk, percentage	16.84%		12.70%
Third-party supplier 2 [Member] | Revenue Benchmark [Member] | Purchased [Member]
Customer and Supplier Concentration (Details) [Line Items]
Concentration risk, percentage		16.67%	11.70%
Vender [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentration (Details) [Line Items]
Concentration risk, percentage	6456.35%
Vendor 1 [Member] | Revenue Benchmark [Member] | Purchased [Member]
Customer and Supplier Concentration (Details) [Line Items]
Concentration risk, percentage		0.00%	3845.47%
Vendor 2 [Member] | Revenue Benchmark [Member] | Purchased [Member]
Customer and Supplier Concentration (Details) [Line Items]
Concentration risk, percentage			1299.84%